Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 111,242	$ 281,081
Accounts receivable, net of allowances	31,012	30,605
Inventories	17,118	10,267
Prepaid expenses and other current assets	24,082	21,579
Total current assets	183,454	343,532
Property and equipment, net	265,482	268,401
Restricted cash	16,459	16,462
Right-of-use assets	19,841	21,178
Deposits with supplier		7,566
Other assets	26,319	21,927
Total assets	511,555	679,066
Current liabilities:
Accounts payable	9,538	24,186
Accrued expenses and other current liabilities	56,508	57,986
Accrued compensation	9,516	9,508
Deferred revenue	7,904	11,460
Debt, current	1,470	1,470
Total current liabilities	83,466	104,610
Debt, non-current	13,225	13,960
Redeemable convertible preferred stock warrant liability		0
Sponsor earn-out liability	1,485	7,624
Lease liabilities	21,346	22,997
Other liabilities	42,344	50,537
Total liabilities	161,866	199,728
Temporary equity, carrying amount, attributable to parent		0
Stockholders' equity:
Common stock, $0.0001 par value; 600,000,000 shares authorized as of June 30, 2022 and December 31, 2021; 219,227,971 and 219,195,971 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	22	22
Additional paid-in capital	2,772,256	2,736,647
Accumulated deficit	(2,422,589)	(2,257,331)
Total stockholders' equity	349,689	479,338
Total liabilities and stockholders' equity	$ 511,555	679,066
Previously Reported [Member]
Current assets:
Other assets		29,493
Current liabilities:
Accrued expenses and other current liabilities		$ 59,456